COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments [Abstract]
Schedule of letters of credit, certificates of deposits and warranty insurance policies
As of December 31, 2024, the Company maintains valid letters of credit, guarantee notes and guarantee insurance policies, according to the following detail:

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA	LATAM Airlines Perú S.A.	50	Letter of Credit	217,753	Jan 5, 2025
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400	TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	48,483	Apr 20, 2025
ISOCELES	LATAM Airlines Group S.A.	1	Letter of Credit	41,000	Dec 1, 2025
UNIÃO FEDERAL - PGFN	TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.	21	Guarantee Insurance	170,588	Apr 14, 2025
TRIBUNAL DEJUSTIÇADOESTADODABAHIA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	5,216	Jun 27, 2029
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO	TAM Linhas Aereas S.A.	2	Guarantee Insurance	9,460	Mar 4, 2025
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC	LATAM Airlines Group S.A.	23	Letter of Credit	7,457	Feb 1, 2025
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO	ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	6,040	Dec 31, 2999
BBVA	LATAM Airlines Group S.A.	1	Letter of Credit	3,800	Jan 23, 2025
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,816	Dec 31, 2999
ARQUITETURA DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DO RJ	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,148	Dec 31, 2999
13ª VARA FEDERAL DA SEÇÃO JUDICIÁRIA DO DISTRITO FEDERAL/DF	TAM Linhas Aereas S.A.	1	Letter of Credit	1,780	Dec 31, 2999
14ª VARA FEDERAL DA SEÇÃO JUDICIÁRIA DO DISTRITO FEDERAL / TRIBUNAL: 7ª TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - ANULATÓRIA N.º 0007263-25.2008.4.01.3400	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,627	May 29, 2025
JFK INTERNATIONAL AIR TERMINAL LLC	LATAM Airlines Group S.A.	1	Letter of Credit	2,300	Jan 27, 2025
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT)	LATAM Airlines Group S.A.	5	Letter of Credit	3,649	Mar 13, 2025
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A.	LATAM Airlines Group S.A.	19	Letter of Credit	2,599	Mar 27, 2025
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON	TAM Linhas Aereas S.A.	11	Guarantee Insurance	19,214	Nov 17, 2025

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
BOND SAFEGUARD INSURANCE COMPANY	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,700	Jul 20, 2025
LIMA AIRPORT PARTNERS S.R.L.	LATAM Airlines Group S.A.	20	Letter of Credit	4,295	Feb 12, 2025
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,240	Dec 31, 2999
MUNICIPIO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	2	Guarantee Insurance	1,472	Dec 31, 2999
AENA AEROPUERTOS S.A	LATAM Airlines Group S.A.	3	Letter of Credit	2,412	Nov 15, 2025
CORPAC S.A.	LATAM Airlines Perú S.A.	22	Letter of Credit	4,623	Jan 29, 2025
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS	LATAM Airlines Group S.A.	7	Letter of Credit	1,810	Feb 6, 2025
			Total	563,482